Fair Value Measurements - Schedule of Fair Value Measurement of the FPA (Details)	Sep. 30, 2025	Dec. 31, 2024
Risk-free interest rate [Member]
Schedule of Fair Value Measurement of the FPA [Line Items]
Fair value measurement input	3.65	4.25
Stock price [Member]
Schedule of Fair Value Measurement of the FPA [Line Items]
Fair value measurement input	4.64	35
Expected life [Member]
Schedule of Fair Value Measurement of the FPA [Line Items]
Fair value measurement input	1.3	2.1
Expected volatility of underlying stock [Member]
Schedule of Fair Value Measurement of the FPA [Line Items]
Fair value measurement input	157.5	105
Dividends [Member]
Schedule of Fair Value Measurement of the FPA [Line Items]
Fair value measurement input	0	0